SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 98.6%
	Banks — 4.0%
	Banks — 4.0%
	Pinnacle Financial Partners, Inc.	138,304	$ 11,069,852
	Western Alliance Bancorp	163,752	10,286,901
			21,356,753
	Capital Goods — 14.6%
	Building Products — 1.9%
[a]	Builders FirstSource, Inc.	74,383	10,295,351
	Construction & Engineering — 3.9%
	Arcosa, Inc.	113,819	9,493,643
[a]	MYR Group, Inc.	82,062	11,136,634
	Electrical Equipment — 2.9%
	Vertiv Holdings Co. Class A	176,162	15,250,345
	Machinery — 2.2%
	ITT, Inc.	88,518	11,434,755
	Trading Companies & Distributors — 3.7%
	Air Lease Corp.	159,200	7,566,776
	Applied Industrial Technologies, Inc.	61,613	11,952,922
			77,130,426
	Commercial & Professional Services — 8.8%
	Commercial Services & Supplies — 6.7%
[a]	Casella Waste Systems, Inc. Class A	190,669	18,918,178
[a]	Clean Harbors, Inc.	72,746	16,451,508
	Professional Services — 2.1%
	TransUnion	146,983	10,900,259
			46,269,945
	Consumer Discretionary Distribution & Retail — 3.1%
	Distributors — 1.3%
	Pool Corp.	22,991	7,065,824
	Specialty Retail — 1.8%
	Group 1 Automotive, Inc.	31,769	9,444,288
			16,510,112
	Consumer Durables & Apparel — 6.2%
	Household Durables — 2.8%
	SharkNinja, Inc.	131,705	9,897,631
[a]	Smith Douglas Homes Corp.	212,108	4,959,085
	Leisure Products — 1.5%
	Acushnet Holdings Corp.	122,371	7,768,111
	Textiles, Apparel & Luxury Goods — 1.9%
[a]	Deckers Outdoor Corp.	10,646	10,304,796
			32,929,623
	Consumer Services — 1.9%
	Hotels, Restaurants & Leisure — 1.9%
	Wyndham Hotels & Resorts, Inc.	135,783	10,047,942
			10,047,942
	Consumer Staples Distribution & Retail — 2.4%
	Consumer Staples Distribution & Retail — 2.4%
[a]	BJ’s Wholesale Club Holdings, Inc.	144,305	12,675,751
			12,675,751
	Energy — 5.9%
	Energy Equipment & Services — 4.0%
	Liberty Energy, Inc. Class A	354,387	7,403,144
	TechnipFMC plc	518,917	13,569,680
	Oil, Gas & Consumable Fuels — 1.9%
	Matador Resources Co.	167,652	9,992,059

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
			30,964,883
	Equity Real Estate Investment Trusts (REITs) — 1.7%
	Retail REITs — 1.7%
	Kite Realty Group Trust	409,532	$ 9,165,326
			9,165,326
	Financial Services — 8.2%
	Capital Markets — 3.7%
	LPL Financial Holdings, Inc.	48,467	13,536,833
	PJT Partners, Inc. Class A	55,445	5,983,070
	Financial Services — 4.5%
[a]	Repay Holdings Corp. Class A	1,265,266	13,361,209
	Walker & Dunlop, Inc.	103,970	10,209,854
			43,090,966
	Food, Beverage & Tobacco — 1.8%
	Food Products — 1.8%
[a]	SunOpta, Inc.	1,796,103	9,698,956
			9,698,956
	Health Care Equipment & Services — 4.1%
	Health Care Providers & Services — 4.1%
[a]	Acadia Healthcare Co., Inc.	111,124	7,505,315
[a]	PetIQ, Inc. Class A	637,975	14,073,729
			21,579,044
	Insurance — 4.0%
	Insurance — 4.0%
	Assurant, Inc.	61,567	10,235,514
	Kemper Corp.	179,758	10,665,042
			20,900,556
	Materials — 3.6%
	Chemicals — 3.6%
	Scotts Miracle-Gro Co.	129,686	8,437,371
	Sensient Technologies Corp.	144,099	10,690,705
			19,128,076
	Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
	Biotechnology — 2.8%
[a]	BioMarin Pharmaceutical, Inc.	81,826	6,736,735
[a]	Cytokinetics, Inc.	149,951	8,124,345
	Life Sciences Tools & Services — 2.1%
[a]	Avantor, Inc.	517,562	10,972,314
	Pharmaceuticals — 1.0%
[a]	Pacira BioSciences, Inc.	188,590	5,395,560
			31,228,954
	Real Estate Management & Development — 1.6%
	Real Estate Management & Development — 1.6%
	DigitalBridge Group, Inc.	618,609	8,474,943
			8,474,943
	Semiconductors & Semiconductor Equipment — 3.9%
	Semiconductors & Semiconductor Equipment — 3.9%
	Entegris, Inc.	79,868	10,814,127
[a]	MACOM Technology Solutions Holdings, Inc.	87,263	9,727,207
			20,541,334
	Software & Services — 8.2%
	Software — 8.2%
[a]	Agilysys, Inc.	131,105	13,653,274
[a]	Aspen Technology, Inc.	42,727	8,486,864
[a]	CCC Intelligent Solutions Holdings, Inc.	990,962	11,009,588
[a]	Nutanix, Inc. Class A	175,581	9,981,780

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
			43,131,506
	Technology Hardware & Equipment — 4.9%
	Electronic Equipment, Instruments & Components — 2.7%
[a]	Coherent Corp.	196,494	$ 14,237,955
	Technology Hardware, Storage & Peripherals — 2.2%
[a]	Pure Storage, Inc. Class A	183,846	11,804,752
			26,042,707
	Transportation — 2.0%
	Ground Transportation — 2.0%
[a]	XPO, Inc.	98,689	10,475,837
			10,475,837
	Utilities — 1.8%
	Electric Utilities — 1.8%
	PNM Resources, Inc.	257,527	9,518,198
			9,518,198
	Total Common Stock (Cost $418,962,016)		520,861,838
	Short-Term Investments — 1.5%
[b]	Thornburg Capital Management Fund	785,067	7,850,669
	Total Short-Term Investments (Cost $7,850,669)		7,850,669
	Total Investments — 100.1% (Cost $426,812,685)		$528,712,507
	Liabilities Net of Other Assets — (0.1)%		(558,252)
	Net Assets — 100.0%		$528,154,255

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Core Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$2,222,573	$94,128,722	$(88,500,626)	$-	$-	$7,850,669	$221,623